INVESTMENTS - Available-for-sale investments (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale investments, Cost
Listed equity securities, Cost, after adjusted with other-than-temporary impairment	¥ 6,135,979,970	¥ 5,642,265,038
Unlisted debt securities, Cost, after adjusted with other-than-temporary impairment	5,362,010,027	6,263,538,336
Total Available-for-sale investments, Cost, after adjusted with other-than-temporary impairment	11,497,989,997	11,905,803,374
Available-for-sale investments, Gross Unrealized Gains
Listed equity securities, Gross Unrealized Gains, including forex adjustment	6,299,221,728	2,116,672,845
Unlisted debt securities, Gross Unrealized Gains, including forex adjustment	909,212,411	572,369,972
Total Available-for-sale investments, Gross Unrealized Gains, including forex adjustment	7,208,434,139	2,689,042,817
Available-for-sale investments, Gross Unrealized Losses
Listed equity securities, Gross Unrealized Losses, including forex adjustment		(97,057,486)
Unlisted debt securities, Gross Unrealized Losses, including forex adjustment	(153,983,651)	(30,312,098)
Total Available-for-sale investments, Gross Unrealized Losses, including forex adjustment	(153,983,651)	(127,369,584)
Available-for-sale investments, Fair Value
Listed equity securities, Fair Value	12,435,201,698	7,661,880,397
Unlisted debt securities, Fair Value	6,117,238,787	6,805,596,210
Total Available-for-sale investments, Fair Value	¥ 18,552,440,485	¥ 14,467,476,607